Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation expenses
Share-based compensation expenses	¥ (1,010,013)	¥ (951,048)	¥ (688,083)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(88,985)	(100,486)	(112,683)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(26,834)	(16,534)	(35,038)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(252,730)	(152,234)	(180,493)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (641,464)	¥ (681,794)	¥ (359,869)